Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
COMMON STOCKS — 98.8%

AUSTRALIA — 1.7%
Rio Tinto PLC	541,735	$35,701,664

BRAZIL — 4.5%
B3 SA — Brasil Bolsa Balcao	8,584,500	21,532,825
MercadoLibre, Inc. *	31,276	73,090,135
		94,622,960
CANADA — 4.3%
Constellation Software, Inc.	8,522	23,134,257
Lumine Group, Inc. *	649,225	19,145,070
Shopify, Inc., Class A *	169,539	25,195,191
Stella-Jones, Inc.	197,755	11,283,843
TFI International, Inc.	127,075	11,183,550
		89,941,911
CHINA — 10.7%
Kweichow Moutai Co., Ltd., Class A	64,200	13,029,904
Meituan, Class B *	1,051,100	14,041,401
Midea Group Co., Ltd., Class A	3,006,400	30,701,998
PDD Holdings, Inc. ADR *	132,229	17,476,707
Ping An Insurance Group Co. of China Ltd., Class H	2,046,000	13,919,121
Silergy Corp.	892,000	7,596,813
Tencent Holdings Ltd.	1,063,700	90,637,454
Tencent Music Entertainment Group ADR	1,723,291	40,221,612
		227,625,010
DENMARK — 5.2%
Demant A/S *	537,079	18,696,799
DSV A/S	204,745	40,902,055
Novo Nordisk A/S, B Shares	361,276	20,116,450
Novonesis Novozymes B, B Shares	480,647	29,580,956
		109,296,260
FINLAND — 0.9%
Kone Oyj, Class B	283,521	19,338,726

FRANCE — 6.2%
Danone SA	499,302	43,505,814
Dassault Systemes SE	617,317	20,767,173
Edenred	882,484	21,016,102
LVMH Moet Hennessy Louis Vuitton SE	32,356	19,911,278
Nexans SA	101,681	15,141,691
Sartorius Stedim Biotech	52,869	10,774,342
		131,116,400
GERMANY — 7.0%
BioNTech SE ADR *	90,838	8,958,444
Deutsche Boerse AG	167,917	44,966,684
Rational AG	20,781	15,880,398
SAP SE	123,231	32,997,224
Scout24 SE	364,201	45,691,703
		148,494,453

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.

Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
HONG KONG — 1.8%
AIA Group Ltd.	4,037,600	$38,696,220

INDIA — 2.6%
HDFC Bank Ltd.	3,254,292	34,875,292
ICICI Lombard General Insurance Co., Ltd.	915,819	19,477,027
		54,352,319
IRELAND — 1.7%
Kingspan Group PLC	425,772	35,599,192

ITALY — 5.0%
FinecoBank Banca Fineco SpA	1,770,291	38,421,777
Ryanair Holdings PLC ADR	908,984	54,739,016
Technoprobe SpA *	1,172,373	11,576,255
		104,737,048
JAPAN — 10.8%
Keyence Corp.	60,300	22,465,423
Money Forward, Inc. *	488,000	19,736,668
MonotaRO Co., Ltd.	1,229,500	17,850,811
Nihon M&A Center Holdings, Inc.	3,897,800	19,876,616
Nintendo Co., Ltd.	169,900	14,699,621
Olympus Corp.	1,156,400	14,620,388
Recruit Holdings Co., Ltd.	299,300	16,091,528
Shimano, Inc.	177,100	19,792,441
SMC Corp.	60,500	18,700,079
Sony Financial Group, Inc. *	1,607,700	1,782,891
Sony Group Corp.	1,607,700	46,216,073
Unicharm Corp.	2,529,500	16,410,064
		228,242,603
KAZAKHSTAN — 0.8%
Kaspi.KZ JSC ADR	208,132	17,000,222

NETHERLANDS — 6.3%
Adyen NV *	19,877	31,983,659
ASML Holding NV	34,827	33,962,840
EXOR NV	195,899	19,173,755
IMCD NV	226,433	23,469,202
Topicus.com, Inc. *	244,836	26,256,932
		134,846,388
PANAMA — 0.7%
Copa Holdings SA, Class A	131,270	15,597,501

RUSSIA — 0.0% (a)
GMK Norilskiy Nickel PAO *(b)	7,738,600	0
GMK Norilskiy Nickel PAO ADR *(b)	1	0
		0
SINGAPORE — 2.7%
Sea Ltd. ADR *	203,493	36,370,304
United Overseas Bank Ltd.	770,800	20,700,183
		57,070,487

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.

Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
SOUTH AFRICA — 1.3%
Discovery Ltd.	2,458,812	$28,047,826

SOUTH KOREA — 4.0%
Coupang, Inc. *	860,631	27,712,318
Samsung Electronics Co., Ltd.	936,069	56,117,643
		83,829,961
SPAIN — 1.5%
Amadeus IT Group SA	407,473	32,389,930

SWEDEN — 2.3%
Atlas Copco AB, B Shares	1,785,802	26,871,779
MIPS AB	192,259	6,991,021
Skandinaviska Enskilda Banken AB, A Shares	795,245	15,592,808
		49,455,608
SWITZERLAND — 2.2%
Cie Financiere Richemont SA	117,708	22,595,982
Sandoz Group AG	408,125	24,341,675
		46,937,657
TAIWAN — 5.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,687,000	116,717,442

UNITED KINGDOM — 1.8%
B&M European Value Retail SA	2,563,843	9,044,416
Unilever PLC	472,326	27,918,552
		36,962,968
UNITED STATES — 7.3%
CRH PLC	454,884	54,881,092
Experian PLC	668,586	33,581,184
Monday.com Ltd. *	95,822	18,559,763
Roche Holding AG	79,150	26,355,649
Spotify Technology SA *	30,287	21,140,326
		154,518,014
Total Common Stocks
(cost $1,281,408,691)		2,091,138,770

WARRANT — 0.0%(a)

CANADA — 0.0% (a)
Constellation Software, Inc., expires 3/31/40 *	16,097	0

Total Warrant
(cost $0)		0

TOTAL INVESTMENTS — 98.8%
(cost $1,281,408,691)		$2,091,138,770
Other assets less liabilities — 1.2%		24,597,505
NET ASSETS — 100.0%		$2,115,736,275

(a)	Amount rounds to less than 0.1%.
(b)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.

Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford International Alpha Fund

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$514,838,797	$1,576,299,973	$0	$2,091,138,770
Warrant**	—	0	—	—
Total	$514,838,797	$1,576,299,973	$0	$2,091,138,770

**	Refer to Portfolio of Investments for further detail.

There were no transfers into or out of Level 3 during the period ended September 30, 2025.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the year to September 30, 2025 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.